Share-Based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 19, 2017	Apr. 02, 2015	Jul. 31, 2019	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payments (Textual)
Number of vested share options, description					During 2019, the Company granted to employees 2,723,500 restricted shares units ("RSUs"). The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.
Share based payment expenses					$ 445	$ 403
Property, plant and equipment [Member]
Share-Based Payments (Textual)
Share-based payments including capitalized to intangible assets					1,000	12
Inventory [Member]
Share-Based Payments (Textual)
Share-based payments including capitalized to intangible assets					$ 5,000	$ 9
Service provider [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options							125,000
Share options exercisable into ordinary shares							75,000
Number of vested share options, description							The share options are exercisable immediately and will expire 18 months from the grant date.
Service provider [Member] | ADSs [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options							15,000
Share options exercisable into ordinary shares							15,000
Exercise price per share							$ 2.00
Employees and officer [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options							1,817,334
Share options exercisable into ordinary shares							1,817,334
Number of vested share options, description							The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date.
Employees and officer [Member] | Top of range [member]
Share-Based Payments (Textual)
Exercise price per share							$ 1.56
Employees and officer [Member] | Bottom of Range [Member]
Share-Based Payments (Textual)
Exercise price per share							$ 0.46
Employees consultant and officers [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options					6,029,000	2,652,500
Share options exercisable into ordinary shares					6,029,000	2,652,500
Number of vested share options, description					The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date.	The share options vest over a period of one to three years. The share options will be exercisable during the earlier of a period of four years from the vesting date.
Employees consultant and officers [Member] | Top of range [member]
Share-Based Payments (Textual)
Exercise price per share					$ 0.17	$ 1.59
Employees consultant and officers [Member] | Bottom of Range [Member]
Share-Based Payments (Textual)
Exercise price per share					$ 0.14	$ 0.28
Directors [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options	275,000
Share options exercisable into ordinary shares	275,000
Number of vested share options, description	The share options will vest in 12 equal quarterly batches over a period of three years.
Description of share options exercisable	Starting from April 20, 2017, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of $ 1.77 for each share option.
Officers [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options			2,545,000	300,000
Exercise price per share			$ 0.15	$ 1.59
Number of vested share options, description			One third of the share options will vest after one year from the grant date, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.	The share options will vest in 12 equal quarterly batches over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date. 275,000 of the options include a cashless exercise mechanism.
Yissum [Member]
Share-Based Payments (Textual)
Number of granted non - tradable share options		559,097
Share options exercisable into ordinary shares		223,697